Stockholders' Equity - Schedule of Plan Balances (Details)	12 Months Ended
	Dec. 31, 2023 plan shares	Aug. 11, 2023 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of equity incentive plans | plan	2
Authorized (in shares)		2,816,224
Stock options and restricted stock units outstanding
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Authorized (in shares)	7,181,537
Outstanding (in shares)	3,666,234
Available for Issue (in shares)	3,515,303
2009 Plan | Stock options and restricted stock units outstanding
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Authorized (in shares)	1,596,529
Outstanding (in shares)	1,596,529
Available for Issue (in shares)	0
2023 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Authorized (in shares)	5,585,008
2023 Plan | Stock options and restricted stock units outstanding
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Authorized (in shares)	5,585,008
Outstanding (in shares)	2,069,705
Available for Issue (in shares)	3,515,303